Investments in Associates - Schedule of Investments in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment in Associates [Abstract]
Beginning balance	$ 3,185	$ 9,147
Share in net loss of associates	(8,754)	(6,055)
Share in other comprehensive loss of associates	5,307	92
Investment in Seaport - deconsolidation	2,461
Gain on dilution of interest in associate	199
Ending balance	$ 2,397	$ 3,185